CASH FLOW – OTHER ITEMS (Tables)	12 Months Ended
Dec. 31, 2023
Cash flow statement [Abstract]
Schedule of cash flow - other items

Operating Cash Flows - Other Items
For the years ended December 31	2023	2022
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives	($1)	($7)
Stock-based compensation expense	66	55
Loss (gain) on warrant investments at FVPL	4	(4)
Tanzania education program	22	—
Change in estimate of rehabilitation costs at closed mines	16	(136)
Inventory impairment charges (note 17)	40	66
Supplies obsolescence	—	48
Change in other assets and liabilities	12	(28)
Settlement of stock-based compensation	(57)	(66)
Settlement of rehabilitation obligations	(167)	(145)
Other operating activities	($65)	($217)
Cash flow arising from changes in:
Accounts receivable	($155)	$89
Inventory	(97)	(219)
Other current assets	(146)	(261)
Accounts payable	(37)	93
Other current liabilities	(17)	(24)
Change in working capital	($452)	($322)

Financing Cash Flows - Other Items
For the years ended December 31	2023	2022
Pueblo Viejo JV partner shareholder loan	$65	$177
Gain on debt extinguishment	—	14
Other financing activities	$65	$191